Loans and Convertible Bridge Financing	12 Months Ended
Dec. 31, 2018
Loans and Convertible Bridge Financing [Abstract]
LOANS AND CONVERTIBLE BRIDGE FINANCING
NOTE 8:-	LOANS AND CONVERTIBLE BRIDGE FINANCING

a.	In February and March 2016, the Company issued convertible bridge financing notes (the "Additional Notes") with an aggregate principal amount of $206,000. Each Additional Note may be converted at the choice of the holder into the same class of securities offered by the Company in its next equity financing transaction completed within six months after the issuance date of such note, or, if no such transaction is completed within such six month period, the notes will be converted into units at a price of $1.50 per unit.

The Additional Notes accrue interest at a rate of 6% per year. No interest shall accrue if the principal sum is converted pursuant to the terms of the Additional Note as stated above.

Upon the issuance by the Company of ordinary shares in July 2016, the Additional Notes were converted into 274,667 ordinary shares based on a conversion price of $0.75 per ordinary share. The Company determined that the Additional Notes contained a beneficial conversion feature ("BCF"). In accordance with the accounting guidance on convertible instruments, the BCF of $74,160 was recognized as additional interest expense during the year ended December 31, 2016 when the Additional Notes were converted into ordinary shares.

b.	On March 22, 2017, the Company received a loan for a principal amount of $162,000 from a lender according to a promissory note executed between the parties. In connection with the loan, commitment fees in the total amount of $12,000 were deducted from the consideration received. The loan bears an interest rate of 12% annually, which must be repaid in five (5) equal monthly installments, commencing on May 31, 2017 and ending on September 30, 2017, subject to any early repayment in accordance with the terms set forth in the promissory note. In addition, pursuant to the loan agreement, the lender received a five-year warrant to purchase 50,000 ordinary shares, at an exercise price of $1.50 per share. The warrants are exercisable on a cashless basis under certain circumstances. In accordance with ASC 480, the Company classified the warrants as liabilities in the amount of $24,573 (the Company used the following assumptions: 0% dividend yield, 71% expected volatility, 2.12% risk free rate and 4.22 expected life in years). As of December 31, 2018 and 2017 the fair value of the warrants amounted to $72 and $22,998, respectively. As of December 31, 2018, and 2017 the loan and accrued interest balance was $0 and $25,510, respectively.

c.	In August 2017, the Company entered into several Securities Purchase Agreements with new investors and additional existing shareholders (all together "CLA August 2017"), whereby the Company issued and sold to such holders senior secured convertible notes in an aggregate principal amount of $905,555 in consideration for an aggregate subscription amount of $774,400 net of issuance costs of $40,600 and five-year warrants to purchase 33,332 ordinary shares, at an exercise price of $1.20 and additional five-year warrants to purchase 33,332 ordinary shares, at an exercise price of $1.00 that were granted as additional issuance costs. The warrants are exercisable on a cashless basis under certain circumstances. In accordance with ASC 480, the Company classified the warrants as liabilities in the amount of $37,592 (the Company used the following assumptions: 0% dividend yield, 69% expected volatility,2.16% risk free rate and 4.63 expected life in years). As of December 31, 2018 and 2017, the fair value of the warrants amounted to $266 and $36,582, respectively.

As part of the secured convertible notes, the Company also issued a five-year warrant to purchase 905,555 ordinary shares, at an exercise price of $1.20 per ordinary share. Those warrants are exercisable on a cashless basis under certain circumstances. In accordance with ASC 480, warrants in the amount of $492,034 (the Company used the following assumptions: 0% dividend yield, 69% expected volatility, 2.16% risk free rate and 4.64 expected life in years) were recorded as a liability. As of December 31, 2018 and 2017, the fair value of the warrants amounted to $35,802 and $478,642, respectively.

The notes include a 10% original issue discount on the consideration paid and bear interest at 6% per annum. The notes mature after 14-24 months and may be converted into ordinary shares, subject to the terms of such notes. The initial conversion price of the notes was $1.00, but it was adjusted in January 2018 to $0.50 and further adjusted in October 2018 to $0.17. The Company accounted for the convertible loan in accordance with ASC 470-20, Debt with conversion and other Options. According to ASC 470-20-30-8, since the intrinsic value of the BCF exceeds the entire proceeds of the convertible loan, The Company allocated the entire proceeds to the BCF as additional paid in capital. During 2018, $60,227 of the convertible notes were converted into 178,689 ordinary shares. In March 2019, $25,516 of the convertible notes were converted into 150,094 ordinary shares and in April 2019, $47,450 of the convertible notes were converted into 279,118 ordinary shares. The Company may require mandatory conversion of the notes in certain circumstances and pay the convertible note in cash upon event of fundamental transaction and change of control transaction as described in the convertible note agreement.

In connection with the convertible loan agreement signed in October 2018 as described in section f. below, the holders of CLA August 2017 agreed to extend the original maturity date in additional 24 months. In addition, the Company issued to certain holders of CLA August 2017 four-year warrants to purchase 1,659,971 ordinary shares at an exercise price of $0.17. These warrants are exercisable on a cashless basis under certain circumstances. In accordance with ASC 480, the Company classified the warrants as liabilities in the amount of $42,591 (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.96% risk free rate and 3.75 expected life in years). As of December 31, 2018, the fair value of the warrants amounted to $66,004.

d.	On March 8, 2018, the Company entered into a Share Purchase Agreement with existing shareholders ("CLA March 2018"), pursuant to which the shareholders provided the Company a 18 months convertible loan in an aggregate principal amount of $150,000 and received from the Company warrants to purchase 400,000 ordinary shares at an exercise price of $0.50 per ordinary share. According to ASC 470, the Company did not record a BCF with respect to convertible loan since the fair value of the warrants issued exceeds the entire proceeds of the loan. The loan amount is convertible into ordinary shares at a conversion price of $1.00 per ordinary share. The loan amount bears interest of 5% per annum. The warrants may be exercised, in whole or in part, for a period of five (5) years. Such warrants were classified as equity due to their nature, their fair value up on issuance date was $214,996 (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.65% risk free rate and 5 expected life in years). In connection with the loan agreement, both parties also agreed that in case the ordinary share fair value will be lower than $1.00 as of December 31, 2018, the Company will compensate the shareholders with an additional warrants to purchase 200,000 ordinary shares with the same terms, such additional grant was realized and on December 31, 2018 the Company issued such warrants. Those additional warrants were recorded as liability as of March 8, 2018 in accordance with ASC 480, in the amount of $82,748 (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.51% risk free rate and 5 expected life in years), up on their issuance date, as of December 31, 2018 the fair value of the warrants amounted to $4,314 (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.51% risk free rate and 5 expected life in years) and were reclassified to equity due to their nature.

e.	On May 8, 2018, the Company entered into a Share Purchase Agreement with existing shareholders ("CLA May 2018"), pursuant to which the shareholders provided the Company with a 18 months convertible loan in an aggregate principal amount of $170,000 and received from the Company warrants to purchase 170,000 ordinary shares at an exercise price of $0.50 per ordinary share. The loan amount is convertible into ordinary shares at a conversion price of $1.00 per ordinary share. The loan includes a 10% original issue discount and bears interest of 6% per annum. In accordance with the accounting guidance on convertible instruments, the BCF of $15,300 was recognized in additional paid in capital. The warrants may be exercised, in whole or in part, for a period of five (5) years. Such warrants were classified as equity due to their nature, their fair value up on issuance date was amounted to $65,718 (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.80% risk free rate and 5 expected life in years). Furthermore, the Company also determined that the CLA May 2018 contained a BCF.

f.

On October 10, 2018, the Company entered into a Convertible Loan Agreement with an existing investor who invested relatively low amounts previously ("CLA October 2018"). Pursuant to this Agreement, the investor provided the Company with a convertible loan in an aggregate principal amount of $1,000,000 at an exercise price as defined in the convertible loan agreement but no less than $0.17. The convertible loan bears an interest rate at Israeli prime plus 4% per annum. Under the terms of the CLA October 2018, the investor was granted an option to lend the Company an additional amount up to $2,000,000, ("Additional Loan Amount") out of which we received in March and April 2019 an amount of $500,000 at each month (totaled of additional $1,000,000). The Company also issued the investor a warrant to purchase ordinary shares for an aggregate purchase price of $5,000,000, and an additional warrant conditioned upon the investment of an additional Loan Amount to purchase ordinary shares for an aggregate purchase price of up to $5,000,000 calculated pro-rata to the amount out of Additional Loan Amount provided. As of April 2019, an amount of $2,500,000 of the purchase price of the additional warrant has become exercisable.

The option to lend the Additional Loan Amount, the warrants and the additional warrants classified as liability in accordance with ASC 480 guidance, the fair value of all those instruments aggregated to $500,741 as of October 10, 2018 (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.82% risk free rate and 2 expected life in years) and $490,000 as of December 31, 2018.

g.

On November 10, 2018, the Company entered into several convertible loan agreements with existing shareholders ("CLA November 2018), whereby they provided the Company with a convertible loan in an aggregate principal amount of $225,000 the convertible loan bears an interest rate at Israeli prime plus 4% per annum. Under these agreements, the Company issued lenders warrants to purchase ordinary shares for an aggregate purchase price of $1,125,000. The conversion price for both the loan amount and the warrants is defined in the convertible loan agreement but no less than $0.17.

The granted warrants classified as liability in accordance with ASC 480, at the issuance date, their fair value aggregated to $79,227 (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.87% risk free rate and 2 expected life in years) and $78,796 as of December 31, 2018.

h.

On December 29, 2018, the Company entered into a convertible loan agreement with a new investor ("CLA December 2018"), whereby they provided the Company with a convertible loan in an aggregate principal loan amount of $400,000, the convertible loan bears an interest rate at Israeli prime plus 4% per annum. Under these agreements, the Company issued the lenders warrants to purchase ordinary shares for an aggregate purchase price of $2,000,000.

As part of that convertible loan the Company paid finder's fee of $40,000 and issued a five-year warrant to purchase ordinary shares for an aggregate purchase price of $240,000. The conversion price for both the loan amount and the warrants is defined in the convertible loan agreement but no less than $0.17.

The warrants issued to the new investor were classified as a liability in accordance with ASC 480, at the issuance date their fair value aggregated to $180,281, (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.48% risk free rate and 2 expected life in years) and $151,858 as of December 31, 2018.

The warrants issued as a finder's fee compensation were classified as a liability in accordance with ASC 480 guidance, at the issuance date their fair value aggregated to $45,327, (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.51% risk free rate and 5 expected life in years) and $45,342 as of December 31, 2018.

i.	The fair value of the warrants issued as part of the convertible loan agreements ("CLA") were calculated by a reputable appraiser and along with finder's fees as applicable were bifurcated out of the principal loans, commencing those dates the Company is calculating the accretion back to the principal amount during the CLA period along with the related interest and record them as 'Interest and accretion back in connection with convertible loans' as part of the financial income, net line item within the statement of operations.

The Company's CLA's presented as part of its current and non-current liabilities as of December 31, 2018 as follows:

Type of CLA	Original principal loans amounts	Loans already converted	Remaining principal loans amount	Converted through		Loans presented as of December 31, 2018

CLA August 2017(**)	$905,555	$58,000	$847,555	2020		$915,360	Refer to Note 8c
CLA March 2018(*)	150,000		150,000	2019		87,344	Refer to Note 8d
CLA May 2018(*)	170,000		170,000	2019		139,317	Refer to Note 8e
CLA October 2018(**)	1,000,000		1,000,000	2020	(***)	567,760	Refer to Note 8f
CLA November 2018(**)	225,000		225,000	2020	(***)	153,084	Refer to Note 8g
CLA December 2018(**)	400,000		400,000	2020	(***)	173,612	Refer to Note 8h

	$2,850,555	$58,000	$2,792,555			$2,036,477

(*)	Aggregated to $226,661 and presented within the current liabilities
(**)	Aggregated to $1,809,816 and presented within the non-current liabilities
(***)	Structured as a 24 month- convertible loans or less in case of a Public Offering ("PO") event